Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000042204 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[1]
C000042204 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
C000042204 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000042204 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000042204 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000042204 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000042204 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000042204 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000042205 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[3]
C000042205 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[3]
C000042205 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000042205 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000042205 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000042205 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000042205 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000042205 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000042206 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[5]
C000042206 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000042206 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000042206 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[5]
C000042206 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000042206 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000042206 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000042206 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000088499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[7]
C000088499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[7]
C000088499 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[7]
C000088499 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
C000088499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000088499 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[7]
C000088499 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000088499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000088499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[7]
C000088499 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000088499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[7]
C000088499 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000088499 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000088499 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000088499 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000088500 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[8]
C000088500 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[8]
C000088500 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[8]
C000088500 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[8]
C000088500 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[8]
C000088500 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000088500 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000088500 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000088500 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000088500 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[8]
C000088500 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[8]
C000088500 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000088500 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000088500 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000088500 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000200524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[9]
C000200524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[9]
C000200524 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000200524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000200524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[9]
C000200524 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9]
C000200524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000200524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000200524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
C000200524 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9]
C000200524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
C000200524 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000200524 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000200524 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000200524 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000133350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[10]
C000133350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[10]
C000133350 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[10]
C000133350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[10]
C000133350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[10]
C000133350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10]
C000133350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000133350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000133350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[10]
C000133350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000133350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000133350 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000133350 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000133350 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000133350 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000088501 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[11]
C000088501 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[11]
C000088501 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[11]
C000088501 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[11]
C000088501 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[11]
C000088501 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[11]
C000088501 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000088501 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
C000088501 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[11]
C000088501 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[11]
C000088501 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[11]
C000088501 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000088501 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000088501 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[11]
C000088501 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.